As filed with the Securities and Exchange Commission on May 21, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS - 91.0%
Aerospace & Defense - 3.8%
6,680	Honeywell International, Inc.	$696,791
8,757	United Technologies Corp.	1,026,321
		1,723,112
Auto Components - 7.6%
15,061	BorgWarner, Inc.	910,889
14,460	Delphi Automotive PLC	1,153,040
12,502	Lear Corp.	1,385,472
		3,449,401
Automobiles - 1.9%
23,511	General Motors Co.	881,663

Biotechnology - 9.0%
5,035	Alexion Pharmaceuticals, Inc. (a)	872,566
3,753	Biogen Idec, Inc. (a)	1,584,666
9,749	Celgene Corp. (a)	1,123,865
17,317	Forward Pharma A/S - ADR (a)	490,417
		4,071,514
Building Products - 1.3%
25,619	Continental Building Products, Inc. (a)	578,733

Capital Markets - 13.4%
1,966	BlackRock, Inc.	719,241
25,782	Evercore Partners, Inc.	1,331,898
6,992	Goldman Sachs Group, Inc.	1,314,286
27,800	Lazard Ltd.	1,462,003
35,911	Morgan Stanley	1,281,664
		6,109,092
Communications Equipment - 1.8%
29,532	Cisco Systems, Inc.	812,868

Computers & Peripherals - 4.2%
15,214	Apple, Inc.	1,893,078

Diversified Financial Services - 1.5%
2,982	Intercontinental Exchange, Inc.	695,611

Electrical Equipment - 0.9%
7,581	Emerson Electric Co.	429,236

Health Care Equipment & Supplies - 1.8%
8,882	Varian Medical Systems, Inc. (a)	835,707

Health Care Providers & Services - 3.0%
9,664	HCA Holdings, Inc. (a)	727,023
5,273	Universal Health Services, Inc.	620,685
		1,347,708
Hotels, Restaurants & Leisure - 2.7%
12,770	Starbucks Corp.	1,209,319

Household Durables - 9.1%
22,870	Lennar Corp.	1,184,894
6,286	Mohawk Industries, Inc. (a)	1,167,625
28,678	PulteGroup, Inc.	637,512
29,713	Toll Brothers, Inc. (a)	1,168,909
		4,158,940
Internet Software & Services - 6.6%
8,023	Alibaba Group Holding Ltd. - ADR (a)	667,835
2,657	Baidu, Inc. - ADR(a)	553,719
10,124	Facebook, Inc. (a)	832,345
1,696	Google, Inc. (a)	940,770
		2,994,669
Life Sciences Tools & Services - 3.8%
6,897	Thermo Fisher Scientific, Inc.	926,543
6,568	Waters Corp. (a)	816,534
		1,743,077
Semiconductors & Semiconductor Equipment - 14.0%
30,764	Canadian Solar, Inc. (a)	1,027,210
47,803	JinkoSolar Holding Co., Ltd. - ADR (a)	1,225,669
76,994	SunEdison, Inc. (a)	1,847,855
48,952	SunPower Corp. (a)	1,532,687
30,247	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (a)	710,200
		6,343,621
Software - 2.1%
26,251	PTC, Inc. (a)	949,499

Specialty Retail - 1.0%
7,185	AutoNation, Inc. (a)	462,211

Textiles, Apparel & Luxury Goods - 1.5%
10,521	Michael Kors Holdings Ltd. (a)	691,756

TOTAL COMMON STOCKS
(Cost $36,059,829)		41,380,815

SHORT-TERM INVESTMENTS - 8.5%
Money Market Fund - 8.5%
3,858,109	Invesco Short-Term Treasury Portfolio - Institutional Class, 0.01% (b)	3,858,109

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,858,109)		3,858,109

TOTAL INVESTMENTS IN SECURITIES - 99.5%
(Cost $39,917,938)		45,238,924
Other Assets in Excess of Liabilities - 0.5%		228,873
TOTAL NET ASSETS - 100.0%		$45,467,797

ADR - American Depositary Receipt
(a) Non-income producing security
(b) Seven-day yield as of March 31, 2015

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Cost of investments	$40,801,402

Gross unrealized appreciation	5,585,225
Gross unrealized depreciation	(1,147,703)
Net unrealized appreciation	4,437,522

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Jordan Opportunity Fund
Summary of Fair Value Exposure at March 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$41,380,815	$-	$-	$41,380,815
Short-Term Investments	3,858,109	-	-	3,858,109
Total Investments	$45,238,924	$-	$-	$45,238,924

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date         5/19/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date         5/19/15

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date         5/15/15
* Print the name and title of each signing officer under his or her signature.